5a. Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
5a. Accrued Expenses

Accrued expenses consisted of the following at December 31, 2011 and December 31, 2010:

	December 31, 2011	December 31, 2010

Accrued compensation	$33,930	$89,847
Accrued settlement payable	40,000	100,000
Other accrued expenses	93,598	76,269
Accrued expenses	$167,528	$266,116

In October 2009, the Company entered into an agreement with Glen Oaks College (“Glen Oaks”) whereby Glen Oaks would provide technical training to Aspen students.  Under the agreement, the Company received $100,000 from Glen Oaks in order to develop and obtain the necessary approvals to begin the program.  On May 20, 2011, Glen Oaks filed suit against the Company to return the $100,000 when the agreement was not performed.  On June 23, 2011, the Company agreed to settle the matter and paid Glen Oaks $5,000 on that date.  On July 22, 2011, the Company and Glen Oaks entered into a settlement agreement whereby the Company agreed to pay Glen Oaks as follows: (i) $5,000 upon execution of the settlement agreement and (ii) $10,000 per month for nine consecutive months commencing August 1, 2011.  As of December 31, 2011, the remaining settlement payable to Glen Oaks was $40,000.